Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ 4,570	$ (37,056)	$ 122,486	$ (1,064,984)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	7,128	2,289	9,048	9,777
Stock based compensation	2,292	5,770	14,287	35,189
Provision for accounts receivable allowances	(2,089)	995	574	(1,579)
Provision for inventory reserves	(13,751)	12,150	81,843	15,936
Reclassification out of Accumulated Other Comprehensive Income (Loss)			(360,734)	272,909
Changes in operating assets and liabilities:
Accounts receivable	233,569	(187,133)	(136,768)	290,544
Inventories	108,241	(166,007)	(92,269)	900,369
Prepaid expenses and other assets	(90,297)	(17,685)	(45,111)	35,105
Accounts payable and accrued expenses	54,334	233,277	(4,593)	(297,325)
Net cash provided by (used in) operating activities	303,997	(153,400)	(411,237)	195,941
Investing activities:
Additions to equipment	(6,838)	0	(25,165)	(34,757)
Proceeds from sale of marketable securities			0	39,983
Net cash provided by (used in) investing activities	(6,838)	0	(25,165)	5,226
Financing activities:
Net funds received from (paid to) bank credit lines	(371,715)	137,091	0	248,677
Funds received from stock option exercise	1,500	0	522,267	(592,489)
Net cash provided by (used in) financing activities	(370,215)	137,091	522,267	(343,812)
Effect of exchange rate changes on cash	0	230	(3,621)	2,334
Net change in cash	(73,056)	(16,079)	82,244	(140,311)
Cash and cash equivalents at beginning of period	137,637	55,393	55,393	195,704
Cash and cash equivalents at end of period	64,581	39,314	137,637	55,393
Supplemental disclosures of cash flow information:
Cash paid during the period for: Interest	22,067	14,374	77,225	68,128
Cash paid during the period for: Income taxes	$ 0	$ 1,331	$ 7,080	$ 3,944